Organization - Ownership interest (Details)	12 Months Ended
Dec. 31, 2021
Hangzhou Aimi or VIE
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of direct or indirect ownership in VIEs	100.00%
Shanghai Xunmeng
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of direct or indirect ownership in VIEs	100.00%
Walnut HK
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%
Hangzhou Weimi or WFOE
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%
Walnut Street (Shanghai)
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%
Xinzhijiang
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%
Shanghai Yucan Information Technology Co., Ltd.
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%